Offsets	Jul. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Reliance Global Group, Inc.
Form or Filing Type	S-1
File Number	333-284218
Initial Filing Date	Jan. 10, 2025
Fee Offset Claimed	$ 512.89
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	87,719,300
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 110,575,000
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-284218) by filing a Form RW on June 16, 2025. The withdrawn registration statement on Form S-1 (No. 333-284218) was not declared effective and no securities were sold thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Reliance Global Group, Inc.
Form or Filing Type	S-1
File Number	333-284218
Filing Date	May 06, 2025
Fee Paid with Fee Offset Source	$ 13,396.25
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-284218) by filing a Form RW on June 16, 2025. The withdrawn registration statement on Form S-1 (No. 333-284218) was not declared effective and no securities were sold thereunder.